Non-controlling interests - Schedule of reconciliation of non controlling interest (Details)	3 Months Ended
Mar. 31, 2025 USD ($)
Schedule of Reconciliation of Non Controlling Interest [Abstract]
Balance	$ (1,040,306)
Net loss for the period	(163,158)
Balance	$ (1,203,464)